PREPAID EXPENSES AND PREPAID INVENTORY (Details) - USD ($)	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Prepaid Expenses And Prepaid Inventory
Prepaid expense	$ 3,333,391	$ 8,850,311
Prepaid services	5,539,504	6,284,441
Prepaid inventory	12,424,986	5,063,965
Customs surety bond paid	2,600,000
Prepaid trade shows	139,937	2,731,352
Other prepayments	1,721,936	2,025,154
Total prepaid expenses and prepaid inventory	$ 25,759,754	$ 24,955,223	$ 1,958,759